Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 1,260,146	$ 123,182	$ 4,099,626	$ 412,823	$ 789,400	$ 1,631,413
Revenue - related party	57,101	376,669	864,319	472,482	619,324	175,769
Total - revenue	1,317,247	499,851	4,963,945	885,305	1,408,724	1,807,182
Cost of revenue	1,402,870	480,997	3,724,467	1,057,137	1,775,299	1,786,410
Gross profit (loss)	(85,623)	18,854	1,239,478	(171,832)	(366,575)	20,772
Operating expenses
Payroll expenses	1,627,241	500,881	3,769,890	943,743	1,503,236	905,012
Sales and marketing expenses	192,305		394,919	71,111	71,111	711,111
Lease expense	80,019	81,926	251,370	165,934	253,311	159,122
Depreciation expense	28,015	8,880	96,611	24,478	34,767	41,521
Professional fees	681,582	49,680	2,135,796	80,173	335,604	19,216
General and administrative expense	1,180,633	276,832	3,130,171	436,244	948,928	274,654
Total operating expenses	3,789,795	918,199	9,778,757	1,721,683	3,146,957	1,553,909
Net loss from operations	(3,875,418)	(899,345)	(8,539,279)	(1,893,515)	(3,513,532)	(1,533,137)
Other income (expense)
Other income						10,000
Other expense				(504)	(504)	(1,500)
Interest expense	(50,880)	(32,766)	(175,208)	(59,459)	(26,906)	(18,269)
Interest expense – related party					(70,121)
Gain on forgiveness of PPP loan		309,370		633,830	633,830
Finance expense					(768,905)
Total other income (expense)	(50,880)	276,604	(175,208)	573,867	(232,606)	(9,769)
Loss before income taxes	(3,926,298)	(622,741)	(8,714,487)	(1,319,648)	(3,746,138)	(1,542,906)
Provision for income taxes
Net loss	$ (3,926,298)	$ (622,741)	$ (8,714,487)	$ (1,319,648)	$ (3,746,138)	$ (1,542,906)
Basic and diluted loss per Common Share	$ (0.23)	$ (0.06)	$ (0.52)	$ (0.13)	$ (0.34)	$ (0.15)
Basic and diluted weighted average number of common shares outstanding	17,178,648	10,836,332	16,886,582	10,281,841	11,161,181	10,000,000